Distribution Date:	03/17/22	Wells Fargo Commercial Mortgage Trust 2015-NXS3
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-15	General Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 2)	16-17		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Principal Prepayment Detail	18		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Historical Detail	19	Trust Advisor	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Delinquency Loan Detail	20
			375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	21
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
Specially Serviced Loan Detail - Part 2	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	26		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	27		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989VAA7	1.504000%	25,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989VAB5	2.848000%	160,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989VAC3	3.354000%	130,000,000.00	57,630,094.46	9,801,040.57	161,076.11	490,937.18	0.00	10,453,053.86	47,829,053.89	45.89%	30.00%
A-4	94989VAD1	3.617000%	206,848,000.00	206,848,000.00	0.00	623,474.35	0.00	0.00	623,474.35	206,848,000.00	45.89%	30.00%
A-SB	94989VAE9	3.371000%	47,768,000.00	36,712,785.62	3,278,499.89	103,132.33	165,698.99	0.00	3,547,331.21	33,434,285.73	45.89%	30.00%
A-S	94989VAF6	3.972000%	55,997,000.00	55,997,000.00	0.00	185,350.07	0.00	0.00	185,350.07	55,997,000.00	35.37%	23.13%
B	94989VAJ8	4.504531%	43,780,000.00	43,780,000.00	0.00	164,340.32	0.00	0.00	164,340.32	43,780,000.00	27.15%	17.75%
C	94989VAK5	4.504531%	42,761,000.00	42,761,000.00	0.00	160,515.22	0.00	0.00	160,515.22	42,761,000.00	19.12%	12.50%
D	94989VAZ2	3.153000%	40,725,000.00	40,725,000.00	0.00	107,004.94	0.00	0.00	107,004.94	40,725,000.00	11.47%	7.50%
E	94989VBB4	3.153000%	20,362,000.00	20,362,000.00	0.00	53,501.15	0.00	0.00	53,501.15	20,362,000.00	7.65%	5.00%
F	94989VBD0	3.153000%	8,145,000.00	8,145,000.00	0.00	21,400.99	0.00	0.00	21,400.99	8,145,000.00	6.12%	4.00%
G	94989VBF5	3.153000%	8,145,000.00	8,145,000.00	0.00	21,400.99	0.00	0.00	21,400.99	8,145,000.00	4.59%	3.00%
H	94989VBH1	3.153000%	24,435,765.00	24,435,765.00	0.00	291,105.27	0.00	0.00	291,105.27	24,435,765.00	0.00%	0.00%
R	94989VBK4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			814,499,766.00	545,541,645.08	13,079,540.46	1,892,301.74	656,636.17	0.00	15,628,478.37	532,462,104.62

X-A	94989VAG4	0.899595%	626,146,000.00	357,187,880.08	0.00	267,770.48	441,074.74	0.00	708,845.22	344,108,339.62
X-D	94989VAM1	1.351531%	40,725,000.00	40,725,000.00	0.00	45,867.60	0.00	0.00	45,867.60	40,725,000.00
X-E	94989VAP4	1.351531%	20,362,000.00	20,362,000.00	0.00	22,933.23	0.00	0.00	22,933.23	20,362,000.00
X-FG	94989VAR0	1.351531%	16,290,000.00	16,290,000.00	0.00	18,347.04	0.00	0.00	18,347.04	16,290,000.00
X-H	94989VAT6	1.351531%	24,435,765.00	24,435,765.00	0.00	27,521.42	0.00	0.00	27,521.42	24,435,765.00
Notional SubTotal			727,958,765.00	459,000,645.08	0.00	382,439.77	441,074.74	0.00	823,514.51	445,921,104.62

Deal Distribution Total					13,079,540.46	2,274,741.51	1,097,710.91	0.00	16,451,992.88

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989VAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989VAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989VAC3	443.30841892	75.39261977	1.23904700	0.00000000	0.00000000	3.77643985	0.00000000	80.40810662	367.91579915
A-4	94989VAD1	1,000.00000000	0.00000000	3.01416668	0.00000000	0.00000000	0.00000000	0.00000000	3.01416668	1,000.00000000
A-SB	94989VAE9	768.56442849	68.63381113	2.15902550	0.00000000	0.00000000	3.46882830	0.00000000	74.26166492	699.93061736
A-S	94989VAF6	1,000.00000000	0.00000000	3.31000000	0.00000000	0.00000000	0.00000000	0.00000000	3.31000000	1,000.00000000
B	94989VAJ8	1,000.00000000	0.00000000	3.75377615	0.00000000	0.00000000	0.00000000	0.00000000	3.75377615	1,000.00000000
C	94989VAK5	1,000.00000000	0.00000000	3.75377610	0.00000000	0.00000000	0.00000000	0.00000000	3.75377610	1,000.00000000
D	94989VAZ2	1,000.00000000	0.00000000	2.62750006	0.00000000	0.00000000	0.00000000	0.00000000	2.62750006	1,000.00000000
E	94989VBB4	1,000.00000000	0.00000000	2.62749975	0.00000000	0.00000000	0.00000000	0.00000000	2.62749975	1,000.00000000
F	94989VBD0	1,000.00000000	0.00000000	2.62750031	0.00000000	0.00000000	0.00000000	0.00000000	2.62750031	1,000.00000000
G	94989VBF5	1,000.00000000	0.00000000	2.62750031	0.00000000	0.00000000	0.00000000	0.00000000	2.62750031	1,000.00000000
H	94989VBH1	1,000.00000000	0.00000000	11.91308191	(9.28558201)	3.61196058	0.00000000	0.00000000	11.91308191	1,000.00000000
R	94989VBK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989VAG4	570.45462253	0.00000000	0.42764863	0.00000000	0.00000000	0.70442794	0.00000000	1.13207658	549.56565980
X-D	94989VAM1	1,000.00000000	0.00000000	1.12627624	0.00000000	0.00000000	0.00000000	0.00000000	1.12627624	1,000.00000000
X-E	94989VAP4	1,000.00000000	0.00000000	1.12627591	0.00000000	0.00000000	0.00000000	0.00000000	1.12627591	1,000.00000000
X-FG	94989VAR0	1,000.00000000	0.00000000	1.12627624	0.00000000	0.00000000	0.00000000	0.00000000	1.12627624	1,000.00000000
X-H	94989VAT6	1,000.00000000	0.00000000	1.12627618	0.00000000	0.00000000	0.00000000	0.00000000	1.12627618	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/22 - 02/28/22	30	0.00	161,076.11	0.00	161,076.11	0.00	0.00	0.00	161,076.11	0.00
A-4	02/01/22 - 02/28/22	30	0.00	623,474.35	0.00	623,474.35	0.00	0.00	0.00	623,474.35	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	103,132.33	0.00	103,132.33	0.00	0.00	0.00	103,132.33	0.00
X-A	02/01/22 - 02/28/22	30	0.00	267,770.48	0.00	267,770.48	0.00	0.00	0.00	267,770.48	0.00
X-D	02/01/22 - 02/28/22	30	0.00	45,867.60	0.00	45,867.60	0.00	0.00	0.00	45,867.60	0.00
X-E	02/01/22 - 02/28/22	30	0.00	22,933.23	0.00	22,933.23	0.00	0.00	0.00	22,933.23	0.00
X-FG	02/01/22 - 02/28/22	30	0.00	18,347.04	0.00	18,347.04	0.00	0.00	0.00	18,347.04	0.00
X-H	02/01/22 - 02/28/22	30	0.00	27,521.42	0.00	27,521.42	0.00	0.00	0.00	27,521.42	0.00
A-S	02/01/22 - 02/28/22	30	0.00	185,350.07	0.00	185,350.07	0.00	0.00	0.00	185,350.07	0.00
B	02/01/22 - 02/28/22	30	0.00	164,340.32	0.00	164,340.32	0.00	0.00	0.00	164,340.32	0.00
C	02/01/22 - 02/28/22	30	0.00	160,515.22	0.00	160,515.22	0.00	0.00	0.00	160,515.22	0.00
D	02/01/22 - 02/28/22	30	0.00	107,004.94	0.00	107,004.94	0.00	0.00	0.00	107,004.94	0.00
E	02/01/22 - 02/28/22	30	0.00	53,501.15	0.00	53,501.15	0.00	0.00	0.00	53,501.15	0.00
F	02/01/22 - 02/28/22	30	0.00	21,400.99	0.00	21,400.99	0.00	0.00	0.00	21,400.99	0.00
G	02/01/22 - 02/28/22	30	0.00	21,400.99	0.00	21,400.99	0.00	0.00	0.00	21,400.99	0.00
H	02/01/22 - 02/28/22	30	315,161.32	64,204.97	0.00	64,204.97	(226,900.30)	0.00	0.00	291,105.27	88,261.02
Totals			315,161.32	2,047,841.21	0.00	2,047,841.21	(226,900.30)	0.00	0.00	2,274,741.51	88,261.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989VAF6	3.972000%	55,997,000.00	55,997,000.00	0.00	185,350.07	0.00	0.00	185,350.07	55,997,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989VAJ8	4.504531%	43,780,000.00	43,780,000.00	0.00	164,340.32	0.00	0.00	164,340.32	43,780,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989VAK5	4.504531%	42,761,000.00	42,761,000.00	0.00	160,515.22	0.00	0.00	160,515.22	42,761,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PEX	94989VAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			142,538,000.04	142,538,000.00	0.00	510,205.61	0.00	0.00	510,205.61	142,538,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	16,451,992.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,917,368.82	Master Servicing Fee	4,966.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,166.14
Interest Adjustments	2,085.72	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	212.16
ARD Interest	0.00	Trust Advisor Fee	543.82
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	136,484.88
Total Interest Collected	2,055,939.42	Total Fees	8,098.21

Principal		Expenses/Reimbursements
Scheduled Principal	844,667.84	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,825,049.61	Special Servicing Fees (Monthly)	(226,900.30)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(590,176.99)	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,079,540.46	Total Expenses/Reimbursements	(226,900.30)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,097,710.91	Interest Distribution	2,274,741.51
Excess Liquidation Proceeds	0.00	Principal Distribution	13,079,540.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,097,710.91
		Borrower Option Extension Fees	0.00
Total Other Collected	1,097,710.91	Total Payments to Certificateholders and Others	16,451,992.88
Total Funds Collected	16,233,190.79	Total Funds Distributed	16,233,190.79

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	545,541,645.52	545,541,645.52	Beginning Certificate Balance	545,541,645.08
(-) Scheduled Principal Collections	844,667.84	844,667.84	(-) Principal Distributions	13,079,540.46
(-) Unscheduled Principal Collections	12,825,049.61	12,825,049.61	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(590,176.99)	(590,176.99)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	532,462,105.06	532,462,105.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	546,366,407.45	546,366,407.45	Ending Certificate Balance	532,462,104.62
Ending Actual Collateral Balance	532,462,105.07	532,462,105.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.44)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.44)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	37,825,380.22	7.10%	42	5.1434	NAP	Defeased	5	37,825,380.22	7.10%	42	5.1434	NAP
1,000,000 or less	2	1,757,701.37	0.33%	42	4.1563	1.346600	1.20 or less	8	43,505,110.48	8.17%	42	4.6300	0.985081
1,000,001 to 2,000,000	7	11,160,190.89	2.10%	41	4.3693	2.267265	1.21 to 1.30	3	11,861,351.31	2.23%	42	4.4159	1.252342
2,000,001 to 3,000,000	3	7,455,805.01	1.40%	42	3.9974	2.742310	1.31 to 1.40	3	37,769,298.96	7.09%	42	4.4863	1.383758
3,000,001 to 4,000,000	3	10,314,677.91	1.94%	42	4.8603	2.132525	1.41 to 1.50	1	9,250,000.00	1.74%	41	4.4940	1.428600
4,000,001 to 5,000,000	8	36,252,419.78	6.81%	42	4.5457	1.319822	1.51 to 1.60	4	35,870,703.21	6.74%	41	4.4092	1.550063
5,000,001 to 6,000,000	2	11,628,968.85	2.18%	42	4.6774	2.112866	1.61 to 1.70	4	13,513,349.59	2.54%	41	4.5480	1.669034
6,000,001 to 7,000,000	3	19,360,955.09	3.64%	42	4.4938	1.413650	1.71 to 1.80	4	85,338,421.77	16.03%	41	4.5434	1.744565
7,000,001 to 8,000,000	2	14,931,660.14	2.80%	42	4.1950	1.789958	1.81 to 1.90	2	73,807,166.10	13.86%	42	4.6131	1.849795
8,000,001 to 9,000,000	1	8,807,166.10	1.65%	43	4.7100	1.877800	1.91 to 2.00	1	20,421,833.67	3.84%	39	4.5286	1.930100
9,000,001 to 10,000,000	1	9,250,000.00	1.74%	41	4.4940	1.428600	2.01 to 2.25	4	74,889,680.52	14.06%	42	4.5891	2.130066
10,000,001 to 15,000,000	1	12,243,003.06	2.30%	42	4.1900	5.505700	2.26 to 3.00	4	31,243,284.69	5.87%	42	4.5049	2.524030
15,000,001 to 20,000,000	1	15,323,568.87	2.88%	41	4.6825	0.955600	3.01 to 3.50	1	5,912,693.66	1.11%	42	4.7300	3.021800
20,000,001 to 30,000,000	3	69,482,146.28	13.05%	41	4.5534	1.943931	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	4	142,004,237.78	26.67%	41	4.3077	2.427779	4.01 or greater	4	51,253,830.88	9.63%	42	3.7572	4.910779
50,000,001 to 70,000,000	2	124,664,223.71	23.41%	42	4.5809	1.972159	Totals	48	532,462,105.06	100.00%	42	4.5161	2.032533
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	48	532,462,105.06	100.00%	42	4.5161	2.032533
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	37,825,380.22	7.10%	42	5.1434	NAP
							Defeased	5	37,825,380.22	7.10%	42	5.1434	NAP
California	16	233,095,032.71	43.78%	41	4.5364	2.062720
							Industrial	2	9,787,279.70	1.84%	42	4.7379	2.707511
Florida	2	15,600,152.10	2.93%	43	4.8145	1.542596
							Lodging	5	114,868,968.21	21.57%	42	4.6194	1.914620
Illinois	1	9,250,000.00	1.74%	41	4.4940	1.428600
							Mixed Use	1	9,250,000.00	1.74%	41	4.4940	1.428600
Maryland	1	7,248,491.38	1.36%	42	4.5500	2.245700
							Multi-Family	12	36,287,073.42	6.81%	42	4.0043	1.530132
Montana	1	1,908,891.21	0.36%	39	4.8820	1.583100
							Office	8	87,548,467.78	16.44%	41	4.2395	2.738215
Nevada	1	3,364,127.65	0.63%	42	4.7500	2.465700
							Other	1	12,243,003.06	2.30%	42	4.1900	5.505700
New York	13	71,011,428.74	13.34%	42	3.7532	3.134268
							Retail	14	211,339,313.64	39.69%	42	4.5578	1.765913
North Carolina	1	4,102,379.39	0.77%	42	4.9300	2.131000
							Self Storage	3	13,312,619.03	2.50%	42	4.5458	2.899640
Ohio	2	8,725,817.59	1.64%	42	4.5776	2.577246
							Totals	51	532,462,105.06	100.00%	42	4.5161	2.032533
Tennessee	1	44,309,379.11	8.32%	41	4.6200	1.755700

Texas	4	74,717,629.38	14.03%	42	4.6413	1.773313

Washington	2	5,979,826.71	1.12%	41	4.6497	1.620643

Washington, DC	1	15,323,568.87	2.88%	41	4.6825	0.955600

Totals	51	532,462,105.06	100.00%	42	4.5161	2.032533

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	37,825,380.22	7.10%	42	5.1434	NAP	Defeased	5	37,825,380.22	7.10%	42	5.1434	NAP
	3.750% or less	1	35,000,000.00	6.57%	42	3.5602	4.688200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	29,191,963.51	5.48%	42	3.8647	1.638972	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	13,558,574.28	2.55%	42	4.1774	5.084042	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	77,595,352.88	14.57%	41	4.4287	1.981805	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	18	317,618,221.13	59.65%	42	4.6112	1.794850	49 months or greater	43	494,636,724.84	92.90%	42	4.4681	2.090645
	4.751% to 5.000%	4	16,850,905.22	3.16%	42	4.9405	1.280977	Totals	48	532,462,105.06	100.00%	42	4.5161	2.032533
	5.001% to 5.250%	2	4,821,707.82	0.91%	41	5.0874	1.618456
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	532,462,105.06	100.00%	42	4.5161	2.032533
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	37,825,380.22	7.10%	42	5.1434	NAP	Defeased	5	37,825,380.22	7.10%	42	5.1434	NAP
	59 months or less	43	494,636,724.84	92.90%	42	4.4681	2.090645	Interest Only	6	138,950,000.00	26.10%	42	4.2978	2.714631
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	16,345,382.45	3.07%	42	4.3757	4.658715
	Totals	48	532,462,105.06	100.00%	42	4.5161	2.032533	241 to 300 months	34	337,855,470.99	63.45%	41	4.5448	1.705995
								301 to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	1,485,871.40	0.28%	42	3.9900	2.950000
								Totals	48	532,462,105.06	100.00%	42	4.5161	2.032533
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	37,825,380.22	7.10%	42	5.1434	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or lesser	29	396,939,684.11	74.55%	41	4.4943	2.141341
	13 months to 24 months	12	94,640,469.31	17.77%	42	4.3561	1.851403
	25 months or greater	2	3,056,571.42	0.57%	42	4.5454	2.914551
	Totals	48	532,462,105.06	100.00%	42	4.5161	2.032533
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	304680003	LO	El Portal	CA	Actual/360	4.560%	212,111.84	(446,332.16)	(590,176.99)	N/A	09/05/25	--	59,217,891.55	59,664,223.71	03/05/22
4	610926670	RT	Houston	TX	Actual/360	4.600%	232,555.56	0.00	0.00	N/A	09/11/25	--	65,000,000.00	65,000,000.00	03/11/22
5	610930583	LO	Nashville	TN	Actual/360	4.620%	159,568.19	97,351.97	0.00	N/A	08/11/25	--	44,406,731.08	44,309,379.11	03/11/22
6	310931756	OF	New York	NY	Actual/360	3.560%	96,916.56	0.00	0.00	N/A	09/06/25	--	35,000,000.00	35,000,000.00	03/06/22
7	304680007	RT	Hacienda Heights	CA	Actual/360	4.620%	116,930.91	54,177.91	0.00	N/A	08/05/25	--	32,541,069.07	32,486,891.16	03/05/22
8	304680008	RT	Manhattan Beach	CA	Actual/360	4.380%	103,084.89	51,784.98	0.00	N/A	08/05/25	--	30,259,752.49	30,207,967.51	03/05/22
9	310929943	RT	Inglewood	CA	Actual/360	4.500%	87,500.00	0.00	0.00	N/A	09/11/25	--	25,000,000.00	25,000,000.00	03/11/22
11	310929116	RT	San Bruno	CA	Actual/360	4.630%	86,787.61	39,918.67	0.00	N/A	09/11/25	--	24,100,231.28	24,060,312.61	03/11/22
13	304680013	OF	San Jose	CA	Actual/360	4.529%	72,052.94	34,708.14	0.00	N/A	06/05/25	--	20,456,541.81	20,421,833.67	03/05/22
14	304680014	OF	Washington	DC	Actual/360	4.683%	55,910.28	28,197.52	0.00	N/A	08/05/25	--	15,351,766.39	15,323,568.87	03/05/22
15	310930211	98	Los Angeles	CA	Actual/360	4.190%	40,089.16	58,477.04	0.00	N/A	09/11/25	--	12,301,480.10	12,243,003.06	03/11/22
16	310930768	IN	Fremont	CA	Actual/360	4.630%	46,274.37	12,850,025.01	0.00	N/A	09/11/25	--	12,850,025.01	0.00	03/11/22
19	304680019	OF	Los Angeles	CA	Actual/360	5.842%	52,228.77	12,480.01	0.00	N/A	09/05/25	--	11,494,570.05	11,482,090.04	03/05/22
20	304680020	RT	Saratoga Springs	NY	Actual/360	4.970%	39,517.34	19,064.03	0.00	N/A	10/05/25	--	10,222,938.57	10,203,874.54	03/05/22
21	301741092	MU	Chicago	IL	Actual/360	4.494%	32,331.83	0.00	0.00	N/A	08/06/25	--	9,250,000.00	9,250,000.00	03/06/22
22	301741099	RT	Haines City	FL	Actual/360	4.710%	32,316.39	14,415.12	0.00	N/A	10/06/25	--	8,821,581.22	8,807,166.10	03/06/22
23	470095860	MF	Flushing	NY	Actual/360	3.860%	23,121.17	18,184.23	0.00	N/A	09/01/25	--	7,701,352.99	7,683,168.76	03/01/22
24	301741098	MF	Jacksonville	FL	Actual/360	4.940%	28,908.61	15,343.73	0.00	N/A	10/06/25	--	7,523,929.12	7,508,585.39	03/06/22
25	410929907	SS	Cockeysville	MD	Actual/360	4.550%	25,704.93	15,067.91	0.00	N/A	09/11/25	--	7,263,559.29	7,248,491.38	03/11/22
26	301741094	LO	Tampa	FL	Actual/360	4.950%	26,208.28	14,358.24	0.00	N/A	09/06/25	--	6,807,344.24	6,792,986.00	03/06/22
28	470095210	MF	Oakdale	NY	Actual/360	3.820%	19,483.66	15,548.59	0.00	N/A	09/01/25	--	6,557,700.09	6,542,151.50	03/01/22
29	304680029	OF	Beachwood	OH	Actual/360	4.711%	22,121.89	11,632.56	0.00	N/A	09/05/25	--	6,037,450.15	6,025,817.59	03/05/22
30	304680030	RT	Various	CA	Actual/360	4.623%	20,598.96	12,555.32	0.00	N/A	08/05/25	--	5,728,830.51	5,716,275.19	03/05/22
31	610930381	IN	Anaheim	CA	Actual/360	4.730%	21,787.82	9,698.95	0.00	N/A	09/11/25	--	5,922,392.61	5,912,693.66	03/11/22
32	410929846	MF	McAllen	TX	Actual/360	4.750%	18,126.74	10,563.86	0.00	N/A	09/11/25	--	4,906,485.42	4,895,921.56	03/11/22
33	410930228	RT	San Jose	CA	Actual/360	4.450%	17,109.42	9,839.53	0.00	N/A	08/11/25	--	4,943,330.89	4,933,491.36	03/11/22
34	410930901	SS	Santa Rosa	CA	Actual/360	4.560%	18,387.47	8,656.13	0.00	N/A	06/11/25	--	5,184,437.85	5,175,781.72	03/11/22
35	304680035	RT	Cobleskill	NY	Actual/360	4.300%	15,487.35	10,493.40	0.00	N/A	08/05/25	--	4,630,770.28	4,620,276.88	03/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	470095930	MF	New York	NY	Actual/360	3.860%	13,662.51	10,745.22	0.00	N/A	09/01/25	--	4,550,800.00	4,540,054.78	03/01/22
37	410928045	RT	Newark	CA	Actual/360	4.510%	15,913.23	9,450.75	0.00	N/A	09/11/25	--	4,536,556.87	4,527,106.12	03/11/22
38	301741093	LO	Reidsville	NC	Actual/360	4.930%	15,777.36	12,261.70	0.00	N/A	09/06/25	--	4,114,641.09	4,102,379.39	03/06/22
39	410930173	RT	Clarkston	WA	Actual/360	4.680%	16,722.66	7,596.85	0.00	N/A	08/11/25	--	4,594,137.92	4,586,541.07	03/11/22
40	304680040	OF	San Diego	CA	Actual/360	4.963%	15,649.86	7,603.61	0.00	N/A	09/05/25	--	4,054,252.23	4,046,648.62	03/05/22
41	410927600	IN	Napa	CA	Actual/360	4.750%	14,340.48	7,047.06	0.00	N/A	09/11/25	--	3,881,633.10	3,874,586.04	03/11/22
42	410930532	RT	Frankfort	IN	Actual/360	4.650%	12,533.99	10,571.72	0.00	N/A	06/11/25	--	3,465,620.25	3,455,048.53	03/11/22
43	410930652	SS	Las Vegas	NV	Actual/360	4.750%	12,453.88	6,847.07	0.00	N/A	09/11/25	--	3,370,974.72	3,364,127.65	03/11/22
44	304680044	OF	Crosby	TX	Actual/360	5.120%	12,274.74	6,419.18	0.00	N/A	08/05/25	--	3,082,383.40	3,075,964.22	03/05/22
45	470096110	MF	Yonkers	NY	Actual/360	3.820%	8,183.14	6,530.40	0.00	N/A	09/01/25	--	2,754,234.52	2,747,704.12	03/01/22
46	410928807	SS	Cincinnati	OH	Actual/360	4.280%	8,988.00	0.00	0.00	N/A	08/11/25	--	2,700,000.00	2,700,000.00	03/11/22
47	470094720	MF	Briarwood	NY	Actual/360	3.860%	6,043.03	4,752.70	0.00	N/A	09/01/25	--	2,012,853.59	2,008,100.89	03/01/22
48	304680048	OF	Shelby	MT	Actual/360	4.882%	7,263.93	4,123.18	0.00	N/A	06/05/25	--	1,913,014.39	1,908,891.21	03/05/22
49	470096190	MF	New York	NY	Actual/360	3.970%	6,175.56	0.00	0.00	N/A	09/01/25	--	2,000,000.00	2,000,000.00	03/01/22
50	304680050	OF	Victoria	TX	Actual/360	5.030%	6,844.05	3,659.75	0.00	N/A	09/05/25	--	1,749,403.35	1,745,743.60	03/05/22
51	470095980	MF	New York	NY	Actual/360	3.990%	4,617.55	2,059.52	0.00	N/A	09/01/25	--	1,487,930.92	1,485,871.40	03/01/22
52	610930793	RT	Monroe	WA	Actual/360	4.550%	4,943.02	3,487.42	0.00	N/A	09/11/25	--	1,396,773.06	1,393,285.64	03/11/22
53	470095790	MF	Brooklyn	NY	Actual/360	4.060%	4,163.91	3,049.30	0.00	N/A	09/01/25	--	1,318,620.52	1,315,571.22	03/01/22
54	470095260	MF	New York	NY	Actual/360	3.900%	3,985.55	3,089.47	0.00	N/A	09/01/25	--	1,313,917.29	1,310,827.82	03/01/22
55	470095910	MF	Mamaroneck	NY	Actual/360	4.400%	3,030.70	1,976.91	0.00	N/A	09/01/25	--	885,594.04	883,617.13	03/01/22
56	470095750	MF	Bayside	NY	Actual/360	3.910%	2,664.45	2,057.96	0.00	N/A	09/01/25	--	876,142.20	874,084.24	03/01/22
Totals							1,919,454.54	13,079,540.46	(590,176.99)				545,541,645.52	532,462,105.06
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	12,643,151.00	11,976,467.00	04/01/19	03/31/20	11/12/21	0.00	0.00	1,147,491.48	1,147,491.48	912,736.26	0.00
4	5,971,425.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	14,872,628.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	131,410,231.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,710,062.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,562,143.92	2,226,788.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,988,369.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,192,355.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,567,820.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,021,598.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,578,260.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,102,823.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	671,065.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,148,486.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	714,948.00	675,073.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,109,006.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	307,336.94	658,311.94	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	861,477.00	733,118.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
29	761,470.70	502,359.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	471,504.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,227,059.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	351,312.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	533,914.95	428,669.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	582,052.08	443,197.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	375,392.00	291,982.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
37	424,487.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	791,604.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	371,015.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	207,008.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	597,631.52	0.00	--	--	--	0.00	0.00	0.00	0.00	1,553.79	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	582,514.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	185,640.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	132,780.00	212,921.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	573,514.02	466,936.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	186,214.00	199,340.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
48	244,529.57	176,544.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	67,397.00	144,238.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	207,792.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	184,205.00	236,286.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	281,103.09	226,292.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	108,285.00	100,760.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	(198,959.00)	399,972.00	11/01/17	10/31/18	--	0.00	0.00	0.00	0.00	0.00	0.00
55	68,720.00	98,735.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
56	68,271.00	59,606.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	202,634,010.85	20,443,237.97				0.00	0.00	1,147,491.48	1,147,491.48	914,290.05	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	310930768	12,825,049.61	Payoff w/ yield maintenance	0.00	1,097,710.91
Totals		12,825,049.61		0.00	1,097,710.91
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,825,049.61	4.516099%	4.468852%	42
02/17/22	1	59,217,891.55	0	0.00	0	0.00	0	0.00	0	0.00	1	59,217,891.55	0	0.00	0	0.00	4.518791%	4.472568%	43
01/18/22	0	0.00	0	0.00	1	58,752,967.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518776%	4.472762%	44
12/17/21	0	0.00	0	0.00	1	58,858,619.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518803%	4.472773%	45
11/18/21	0	0.00	0	0.00	1	58,971,297.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518840%	4.472791%	46
10/18/21	0	0.00	0	0.00	1	59,076,094.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518868%	4.472802%	47
09/17/21	0	0.00	0	0.00	1	59,187,949.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518904%	4.472820%	48
08/17/21	0	0.00	0	0.00	1	59,291,899.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518930%	4.472830%	49
07/16/21	0	0.00	0	0.00	1	59,395,442.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518957%	4.472839%	50
06/17/21	0	0.00	0	0.00	1	59,506,089.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.518992%	4.472857%	51
05/17/21	0	0.00	0	0.00	1	59,608,794.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519018%	4.472867%	52
04/16/21	0	0.00	0	0.00	1	59,718,633.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.519053%	4.472884%	53
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		532,462,105	532,462,105	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	532,462,105	532,462,105	0	0	0	0
Feb-22	545,541,646	486,323,754	59,217,892	0	0	0
Jan-22	545,642,170	486,889,202	0	0	58,752,968	0
Dec-21	546,311,068	487,452,449	0	0	58,858,619	0
Nov-21	547,029,232	488,057,934	0	0	58,971,298	0
Oct-21	547,692,723	488,616,629	0	0	59,076,095	0
Sep-21	548,405,674	489,217,724	0	0	59,187,950	0
Aug-21	549,063,801	489,771,901	0	0	59,291,900	0
Jul-21	549,719,364	490,323,921	0	0	59,395,443	0
Jun-21	550,424,672	490,918,582	0	0	59,506,089	0
May-21	551,074,931	491,466,136	0	0	59,608,795	0
Apr-21	551,775,125	492,056,492	0	0	59,718,633	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	304680003	59,664,223.71	59,664,223.71	124,700,000.00	07/23/21	10,979,968.00	2.10960	03/31/20	09/05/25	281
Totals		59,664,223.71	59,664,223.71	124,700,000.00		10,979,968.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	304680003	LO	CA	07/10/20	9

El Portal, CA just outside of Yosemite National Park along Highway 140. The Loan transferred 7/10/20 due to Delinquent Payments. Property performance has declined due to visitor restrictions placed on the Yosemite National Park, which serves as the main d emand driver for both Hotels. The Loan Modification has closed which included a 4 month deferral of P&I (July- Oct 2020) and IO from November 2020 through the June 2021 payment. $5.3MM in P&I were applied at closing. Loan is in the rehab period.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	304680003	0.00	4.56000%	0.00	4.56000%	8	11/12/21	07/01/20	--
5	610930583	46,002,718.06	4.62000%	46,002,718.06 4.62000%		10	07/15/20	07/11/20	08/11/20
Totals		46,002,718.06		46,002,718.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	(226,900.30)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(226,900.30)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(226,900.30)

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Supplemental Notes
None

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